New Accounting Pronouncements	6 Months Ended
Jun. 30, 2015
Accounting Changes And Error Corrections [Abstract]
New Accounting Pronouncements

2. NEW ACCOUNTING PRONOUNCEMENTS

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2015-03, Simplifying the Presentation of Debt Issuance Costs (“ASU No. 2015-03”). This standard amends existing guidance to require the presentation of debt issuance costs in the balance sheet as a deduction from the carrying amount of the related debt liability instead of a deferred charge. It is effective for annual reporting periods beginning after December 15, 2015, but early adoption is permitted. The Company is currently evaluating the impact the adoption of this standard will have on its condensed consolidated financial statements.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (“ASU No 2015-07”). This standard removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. It also removes the requirement to make certain disclosures for all investments that are eligible for such fair value measurement using the practical expedient, and instead only requires these disclosures for investments that are elected by the entity to measure the investment at fair value using that practical expedient. It is effective for annual reporting periods beginning after December 15, 2015 on a retrospective basis for all periods presented, and early adoption is permitted. The Company is currently evaluating the impact the adoption of this standard will have on its condensed consolidated financial statements.

In July 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2015-11, Simplifying the Measurement of Inventory (“ASU No 2015-11”). This standard amends the subsequent measurement of inventory for all methods other than last-in, first-out (LIFO) or the retail inventory method to measure at the lower of cost and net realizable value (estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation) instead of the lower of cost and market. It is effective for annual reporting periods beginning after December 15, 2016, but early adoption is permitted on a prospective basis as of the beginning of an interim or annual reporting period. The Company is currently evaluating the impact the adoption of this standard will have on its condensed consolidated financial statements.